Warrants – derivative (Details Narrative)											6 Months Ended			12 Months Ended
	Apr. 03, 2023 $ / shares	Mar. 30, 2023 $ / shares	Mar. 27, 2023 USD ($) $ / shares shares	Nov. 30, 2022 $ / shares shares	Nov. 27, 2022 GBP (£)	Nov. 27, 2022 USD ($) $ / shares shares	Nov. 27, 2022 GBP (£) shares	Aug. 09, 2022 $ / shares	Feb. 10, 2022 USD ($) $ / shares	Feb. 10, 2022 GBP (£)	Jun. 30, 2023 $ / shares	Jun. 30, 2023 GBP (£)	Jun. 30, 2022 GBP (£)	Dec. 31, 2022 $ / shares	Aug. 25, 2020 £ / shares
IfrsStatementLineItems [Line Items]
Issue price									$ 4.25
Exercise price	$ 5.00							$ 0.50			$ 212.50			$ 212.50
Par value per share | (per share)	$ 0.30		$ 1.60												£ 215.00
Net proceeds from the offering | $			$ 4,900,000
Offering expenses | $			$ 600,000
Fair value of warrants | £					£ 1,472,746							£ 7,637,088	£ 10,537,611
Transactions costs | £					£ 593,337
Fair value of warrant price per share											0.001			0.03
Series A warrant [member]
IfrsStatementLineItems [Line Items]
Proceeds from exercise of warrants						$ 7,350,000	£ 6,073,376
Exercise price											1.75			5.00
Fair value of warrant price per share											0.28			2.58
Series B warrant [member]
IfrsStatementLineItems [Line Items]
Exercise price											1.75			5.00
Fair value of warrant price per share											0.11			$ 1.84
Prefunded warrant [member]
IfrsStatementLineItems [Line Items]
Exercise price			$ 0.001			$ 4.999
Ordinary shares A [member]
IfrsStatementLineItems [Line Items]
Exercise price			$ 1.599
Series C Warrant [Member]
IfrsStatementLineItems [Line Items]
Exercise price		$ 1.75									1.75
Fair value of warrant price per share		1.08									0.28
Underwriter Warrants [Member]
IfrsStatementLineItems [Line Items]
Exercise price		$ 2.00									2.00
Fair value of warrant price per share				$ 1.05							$ 0.26
American depositary shares [member]
IfrsStatementLineItems [Line Items]
Shares purchased | shares			215,000	2,800,000		155,000	155,000
Proceeds from exercise of warrants									$ 13,447,012	£ 9,861,405
Exercise price			$ 1.75
Par value per share			$ 1.60
Expiration date				expiration dates of May 30, 2025 and May 30, 2028
American depositary shares [member] | Warrant reserve [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Shares purchased | shares			3,222,500			1,315,000	1,315,000
American depositary shares [member] | Series A warrant [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Shares purchased | shares						1,470,000	1,470,000
American depositary shares [member] | Series B warrant [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Shares purchased | shares						1,470,000	1,470,000
American depositary shares [member] | Prefunded warrant [member]
IfrsStatementLineItems [Line Items]
Exercise price				$ 5.00		$ 5.00
American depositary shares [member] | Ordinary shares A [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Shares purchased | shares			3,437,500